Entity-Wide Disclosure (Tables)	12 Months Ended
Dec. 31, 2014
Entity-Wide Disclosure [Abstract]
Schedule of Net Sales by Geographical Area

Net sales by geographic area were as follows*:

	Year ended December 31,
	2014	2013	2012

	(U.S. $ in thousands)

North America	$405,880	$262,614	$113,854
EMEA	183,462	126,214	62,781
Asia Pacific	150,475	90,023	35,450
Other	10,312	5,552	3,159
	$750,129	$484,403	$215,244

*Net sales are attributed to geographic areas based on the location of customer

Schedule of Property, Plant and Equipment by Geographical Location

Property, plant and equipment by geographical area were as follows

	December 31,
	2014	2013

	(U.S. $ in thousands)

North America	$106,899	$63,141
EMEA	46,239	25,360
Asia Pacific	3,805	2,504
Other	93	-
	$157,036	$91,005